Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Operations) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Business Segments
Operating profit	¥ 1,394.4	¥ 1,400.6	¥ 1,125.8
Provision for credit losses	(292)	(648)	(627)
Trading account profits (losses)-net	(70)	387	(392)
Equity investment securities gains (losses)-net	8	207	(538)
Debt investment securities losses-net	(105)	(11)	(104)
Foreign exchange gains (losses)-net	146	118	(48)
Equity in losses of equity method investees	(91)	(104)	(60)
Impairment of goodwill			(846)
Impairment of intangible assets	(27)	(12)	(127)
Provision for repayment of excess interest	(86)	(45)	(48)
Other-net	(40)	(11)	(100)
Income (loss) before income tax expense (benefit)	¥ 837	¥ 1,282	¥ (1,764)